(FPA NEW INCOME, INC. LETTERHEAD)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, CA 90064

Writer’s Direct Dial Number

(310) 996-5436

VIA EDGAR

February 20, 2013

Securities and Exchange Commission

ATTN: Filing Desk, Stop 1-4

100 F Street, N.E.

Washington, DC  20549

RE:                         FPA New Income, Inc. (“Registrant”)

                                               1933 Act File No. 2-30393

                                               1940 Act File No. 811-1735

Dear Commissioners:

Enclosed for filing and pursuant to Rule 497 under the Securities Act of 1933 are exhibits containing an XBRL interactive data file relating to the prospectus for the Registrant dated January 30, 2013.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3(g) of Form N-1A, and Rule 497.

If you have any questions or comments concerning this filing, please contact the undersigned.

Very truly yours,

/s/ Sherry Sasaki
Sherry Sasaki
Secretary

Encs.